Non-Operating Revenue (Tables)	9 Months Ended
Sep. 30, 2017
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]
Schedule of Future Minimum Rentals on Non-cancelable Operating Leases

The following is a schedule by years of minimum future rentals on non-cancelable operating leases as of December 31, 2016:

Year ending December 31:
2017	$31,687
2018	24,917
2019	9,729
2020	6,557
Total minimum future rentals receivable	$72,890